UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam International New Opportunities Fund

The fund's portfolio
6/30/09 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value

Aerospace and defense (2.4%)
Cobham PLC (United Kingdom)	1,963,534	$5,603,588
MTU Aero Engines Holding AG (Germany)	90,995	3,325,119
		8,928,707

Airlines (0.9%)
easyJet PLC (United Kingdom) (NON)	804,228	3,586,038
		3,586,038

Automotive (1.7%)
Bayerische Motoren Werke (BMW) AG (Germany)	63,825	2,412,462
Nissan Motor Co., Ltd. (Japan)	683,300	4,125,035
		6,537,497

Banking (6.4%)
Banco Santander Central Hispano SA (Spain)	316,597	3,823,819
Bank Rakyat Indonesia (Indonesia)	5,532,500	3,401,783
HSBC Holdings PLC (London Exchange) (United Kingdom)	399,296	3,316,617
Industrial & Commercial Bank of China (China)	3,420,000	2,375,163
KBC Groupe SA (Belgium) (NON)	150,835	2,753,858
Societe Generale (France)	69,384	3,788,658
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,300	4,945,358
		24,405,256

Beverage (0.9%)
Britvic PLC (United Kingdom)	727,521	3,345,326
		3,345,326

Cable television (1.7%)
Jupiter Telecommunications Co., Ltd. (Japan)	4,341	3,290,979
Net Servicos de Comunicacao SA (Preference) (Brazil)
(NON)	252,000	2,444,354
Telenet Group Holding NV (Belgium) (NON)	37,506	796,957
		6,532,290

Chemicals (2.5%)
Linde AG (Germany)	30,487	2,508,539
Nitto Denko Corp. (Japan)	85,900	2,602,760
Syngenta AG (Switzerland)	19,669	4,572,686
		9,683,985

Coal (0.6%)
China Coal Energy Co. (China)	1,811,000	2,175,773
		2,175,773

Commercial and consumer services (1.8%)
Aggreko PLC (United Kingdom)	276,583	2,362,752
Companhia Brasileira de Meios de Pagamento 144A
(Brazil)	42,400	364,734
TUI Travel PLC (United Kingdom)	613,618	2,347,412
Wirecard AG (Germany)	179,215	1,753,487
		6,828,385

Computers (2.9%)
Fujitsu, Ltd. (Japan)	663,000	3,592,436
Ju Teng International Holdings, Ltd. (Hong Kong)	6,514,000	3,506,358
Logitech International SA (Switzerland) (NON)	171,368	2,389,351
Longtop Financial Technologies Ltd. ADR (China) (NON)	61,040	1,499,142
		10,987,287

Conglomerates (0.8%)
Mitsubishi Corp. (Japan)	163,300	2,998,879
		2,998,879

Construction (1.3%)
Lafarge SA (France) (NON) (S)	25,271	1,717,235
Obrascon Huarte Lain SA (Spain)	160,998	3,199,074
		4,916,309

Consumer goods (2.6%)
Henkel AG & Co. KGaA (Preference)	105,793	3,308,161
Reckitt Benckiser Group PLC	149,123	6,799,862
		10,108,023

Distribution (1.1%)

Olam International, Ltd. (Singapore)	2,434,000	4,070,575
		4,070,575

Electric utilities (2.5%)
E.ON AG (Germany)	70,594	2,507,743
Hera SpA (Italy)	1,979,393	4,831,358
Public Power Corp. SA (Greece)	105,068	2,164,214
		9,503,315

Electrical equipment (1.1%)
Prysmian SpA (Italy)	284,357	4,287,226
		4,287,226

Electronics (1.9%)
Micron Technology, Inc. (NON)	620,294	3,138,688
Nippon Electric Glass Co., Ltd. (Japan)	140,000	1,560,463
Tandberg ASA (Norway)	152,500	2,576,089
		7,275,240

Energy (other) (0.4%)
First Solar, Inc. (NON) (S)	8,593	1,393,097
		1,393,097

Engineering and construction (0.7%)
Vinci SA (France)	56,701	2,546,839
		2,546,839

Environmental (0.6%)
Kurita Water Industries, Ltd. (Japan)	66,100	2,129,340
		2,129,340

Financial (2.4%)
Deutsche Bank AG (Germany)	33,741	2,054,921
Deutsche Boerse AG (Germany)	47,841	3,721,433
ORIX Corp. (Japan)	58,650	3,458,742
		9,235,096

Food (6.7%)
China Green Holdings, Ltd. (China)	5,772,000	5,990,026
Nestle SA (Switzerland)	456,353	17,243,126
Toyo Suisan Kaisha, Ltd. (Japan)	109,000	2,249,525
		25,482,677

Health-care services (1.5%)
Alapis Holding Industrial and Commercial SA (Greece)	2,323,776	3,264,970
Suzuken Co., Ltd. (Japan)	87,300	2,524,195
		5,789,165

Homebuilding (0.8%)
Urbi Desarrollos Urbanos SAB de CV (Mexico) (NON)	1,959,000	2,977,883
		2,977,883

Household furniture and appliances (1.2%)
Steinhoff International Holdings, Ltd. (South Africa)
(NON)	2,730,805	4,751,213
		4,751,213

Insurance (3.2%)
AXA SA (France)	173,746	3,287,420
Insurance Australia Group, Ltd. (Australia)	1,315,234	3,694,976
Manulife Financial Corp. (Canada)	137,500	2,389,915
Zurich Financial Services AG (Switzerland)	17,017	3,015,645
		12,387,956

Investment banking/Brokerage (1.3%)
Nomura Securities Co., Ltd. (Japan)	573,400	4,803,765
		4,803,765

Leisure (1.0%)
Fields Corp. (Japan)	2,811	3,806,880
		3,806,880

Machinery (1.2%)
Alstom SA (France) (S)	54,627	3,235,827
Fuji Machine Manufacturing Co., Ltd. (Japan)	125,100	1,510,641
		4,746,468

Medical technology (1.1%)
Terumo Corp. (Japan)	93,600	4,120,084
		4,120,084

Metals (7.9%)
BHP Billiton PLC (United Kingdom)	197,320	4,459,508
BHP Billiton, Ltd. (Australia)	374,458	10,280,759
BlueScope Steel, Ltd. (Australia)	1,078,837	2,185,927
Cameco Corp. (Canada)	114,325	2,936,861
Kazakhmys PLC (United Kingdom)	220,068	2,295,238
Teck Cominco, Ltd. Class B (Canada)	126,200	2,015,332
Xstrata PLC (United Kingdom)	433,283	4,781,264
Zhaojin Mining Industry Co., Ltd. (China)	855,000	1,384,055
		30,338,944

Natural gas utilities (2.3%)
Centrica PLC (United Kingdom)	1,535,641	5,646,117
Tokyo Gas Co., Ltd. (Japan)	916,000	3,274,560
		8,920,677

Oil and gas (6.3%)
BG Group PLC (United Kingdom)	444,048	7,464,953
BP PLC (United Kingdom)	372,971	2,952,993
Nexen, Inc. (Canada)	98,199	2,136,268
Petroleo Brasileiro SA ADR (Preference) (Brazil)	60,025	2,002,434
Sasol, Ltd. (South Africa)	35,184	1,234,117
Total SA (France) (S)	155,271	8,416,710
		24,207,475

Pharmaceuticals (9.3%)
Astellas Pharma, Inc. (Japan)	101,100	3,571,075
Novartis AG (Switzerland)	250,372	10,183,946
Roche Holding AG (Switzerland)	101,185	13,781,948
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	87,094	4,297,218
UCB SA (Belgium)	110,776	3,553,950
		35,388,137

Publishing (1.0%)
Reed Elsevier PLC (United Kingdom)	524,531	3,913,192
		3,913,192

Real estate (0.8%)
Westfield Group (Australia)	351,837	3,210,256
		3,210,256

Retail (2.3%)
Koninklijke Ahold NV (Netherlands)	418,644	4,814,569
Point, Inc. (Japan)	17,390	933,585
Serco Group PLC (United Kingdom)	452,210	3,143,485
		8,891,639

Shipping (0.4%)
D/S Norden (Denmark)	49,922	1,718,180
		1,718,180

Software (0.6%)
Autonomy Corp. PLC (United Kingdom) (NON)	96,875	2,296,675
		2,296,675

Telecommunications (2.4%)
America Movil SAB de CV ADR Ser. L (Mexico)	78,170	3,026,742
China Unicom Hong Kong, Ltd. (China)	2,196,000	2,926,257
Vodafone Group PLC (United Kingdom)	1,740,048	3,365,307
		9,318,306

Telephone (0.8%)
Swisscom AG (Switzerland)	9,394	2,888,696
		2,888,696

Textiles (1.3%)
Burberry Group PLC (United Kingdom)	718,237	5,016,220
		5,016,220

Tobacco (3.3%)
British American Tobacco (BAT) PLC (United Kingdom)	273,974	7,572,782
Japan Tobacco, Inc. (Japan)	692	2,156,822
Lorillard, Inc.	43,007	2,914,584
		12,644,188

Toys (1.4%)
Nintendo Co., Ltd. (Japan)	19,400	5,338,683
		5,338,683

Transportation (0.9%)
DP World, Ltd. (United Arab Emirates)	10,003,259	3,611,171
		3,611,171

Total common stocks (cost $365,050,985)				$368,043,013

WARRANTS (1.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Baoshan Iron & Steel Co. 144A (China)	12/23/09	0.001	4,390,200	$4,524,540

Total warrants (cost $3,223,699)				$4,524,540

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Note 4 3/8s, December 15, 2010 (i)	$214,000	$225,687
U.S. Treasury Note 4 3/4s, January 31, 2012 (i)	52,000	57,549

Total U.S. treasury obligations (cost $283,236)		$283,236

PURCHASED OPTIONS OUTSTANDING (--%)(a)
		Expiration date/	Contract	Value
		strike price	amount

Porsche Automobil Holding SE (Preference)(Call)	EUR	Aug-09/$47.00	17,513	$124,640
Wienerberger AG (Call)	EUR	Jul-09/$9.00	147,401	57,946

Total purchased options outstanding (cost $222,728)				$182,586

SHORT-TERM INVESTMENTS (6.8%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	11,977,360	$11,977,360
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.89% and
due dates ranging from July 1, 2009 to August 7, 2009
(d)	$13,101,815	13,101,799
SSgA Prime Money Market Fund (i)	180,000	180,000
U.S. Treasury Bills, for effective yields ranging from
0.38% to 0.42%, February 11, 2010 (SEGSF)	580,000	578,525

Total short-term investments (cost $25,837,689)		$25,837,684

TOTAL INVESTMENTS

Total investments (cost $394,618,337) (b)		$398,871,059

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/09 (aggregate face value $140,740,547) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$14,179,685	$14,213,559	7/15/09	$(33,874)
British Pound	14,629,354	14,605,561	7/15/09	23,793
Canadian Dollar	14,029,800	14,886,997	7/15/09	(857,197)
Danish Krone	3,335,423	3,396,996	7/15/09	(61,573)
Euro	47,662,566	48,242,017	7/15/09	(579,451)
Japanese Yen	27,352,317	27,424,908	7/15/09	(72,591)
Norwegian Krone	2,355,046	2,449,502	7/15/09	(94,456)
Singapore Dollar	1,626,680	1,632,369	7/15/09	(5,689)
Swedish Krona	12,765,859	13,119,636	7/15/09	(353,777)
Swiss Franc	755,417	769,002	7/15/09	(13,585)

Total				$(2,048,400)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/09 (aggregate face value $92,083,046) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,307,827	$5,316,786	7/15/09	$8,959
British Pound	7,011,305	7,060,198	7/15/09	48,893
Canadian Dollar	23,390,260	25,068,769	7/15/09	1,678,509
Euro	36,396,838	36,761,808	7/15/09	364,970
Hong Kong Dollar	9,364,798	9,363,428	7/15/09	(1,370)
Norwegian Krone	3,359,500	3,493,686	7/15/09	134,186
Swedish Krona	2,096,070	2,152,266	7/15/09	56,196
Swiss Franc	2,809,245	2,866,105	7/15/09	56,860

Total				$2,347,203

WRITTEN OPTIONS OUTSTANDING at 6/30/09 (premiums received $222,728) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Porsche Automobil Holding SE (Preference)(Put)	EUR	25,377	Aug-09/$43.00	$93,937
Wienerberger AG (Put)	EUR	179,506	Jul-09/$7.50	26,463

Total				$120,400

Key to holding's currency abbreviations

EUR Euro

USD / $ United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $382,410,127.

(b) The aggregate identified cost on a tax basis is $395,512,645, resulting in gross unrealized appreciation and depreciation of $34,791,671 and $31,433,257, respectively, or net unrealized appreciation of $3,358,414.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at June 30, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2009, the value of securities loaned amounted to $12,479,898. The fund received cash collateral of $13,101,799 which is pooled with collateral of other Putnam funds into 24 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,403 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $48,421,109 and $36,443,749, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(S) Securities on loan, in part or in entirety, at June 30, 2009.

At June 30, 2009, liquid assets totaling $62,187 have been designated as collateral for open options contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at June 30, 2009 (as a percentage of Portfolio Value):
United Kingdom	20.8%
Japan	16.3
Switzerland	14.0
United States	5.2
France	6.0
Germany	5.6
China	5.4
Australia	5.0
Canada	2.5
Italy	2.4
Belgium	1.8
Spain	1.8
Mexico	1.6
South Africa	1.6
Greece	1.4
Netherlands	1.2
Brazil	1.2
Israel	1.1
Singapore	1.1
United Arab Emirates	0.9
Hong Kong	0.9
Indonesia	0.9
Norway	0.7
Other	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At June 30, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is no counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:
	Basic materials	4,952,193	39,987,045	--
	Capital goods	--	22,638,580	--
	Communication services	5,471,096	13,268,196	--
	Conglomerates	--	2,998,879	--
	Consumer cyclicals	3,342,617	39,904,406	--
	Consumer staples	2,914,584	57,550,774	--
	Energy	5,531,799	22,244,546	--
	Financials	2,389,915	51,652,414	--
	Health care	4,297,218	41,000,168	--
	Technology	4,637,830	15,921,372	--
	Transportation	3,611,171	5,304,218	--
	Utilities and power	--	18,423,992	--

Total Common stocks		37,148,423	330,894,590	--

Purchased options outstanding		--	182,586	--

Warrants		--	4,524,540	--

U.S. Treasury Obligations		--	283,236	--

Short-term investments		12,157,360	13,680,324	--

	Totals by level	$49,305,783	$349,565,276	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$178,403	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of June 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	$2,427,860	$2,129,057

Equity contracts	182,586	120,400

Total	$2,610,446	$2,249,457

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009